CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 1,780,243	$ 1,297,078	$ 814,139
Cost of revenues	(1,110,848)	(802,090)	(509,812)
Gross profit	669,395	494,988	304,327
Selling, general and administrative expenses	(456,324)	(343,004)	(217,222)
Net impairment losses on financial assets	(6,364)	(7,551)	(3,080)
Other operating income and expenses, net	0	0	(83)
Profit from operations	206,707	144,433	83,942
Finance income	2,832	652	1,920
Finance expense	(16,552)	(12,708)	(10,430)
Other financial results, net	173	(3,923)	3,601
Financial results, net	(13,547)	(15,979)	(4,909)
Share of results of investment in associates	119	(233)	(622)
Other income and expenses, net	(395)	(3,369)	(1,887)
Profit before income tax	192,884	124,852	76,524
Income tax	(43,405)	(28,497)	(22,307)
Net income for the year	149,479	96,355	54,217
Items that may be reclassified subsequently to profit and loss:
- Exchange differences on translating foreign operations	(21,770)	(3,733)	(398)
- Net change in fair value on financial assets measured at FVOCI	(107)	1	0
- Gains and losses on cash flow hedges	(3,171)	11	281
Total comprehensive income for the year	124,431	92,634	54,100
Net income attributable to:
Owners of the Company	148,891	96,065	54,217
Non-controlling interest	588	290	0
Net income for the year	149,479	96,355	54,217
Total comprehensive income for the year attributable to:
Owners of the Company	123,044	92,344	54,100
Non-controlling interest	1,387	290	0
Total comprehensive income for the year	$ 124,431	$ 92,634	$ 54,100
Earnings per share
Basic (in usd per share)	$ 3.55	$ 2.35	$ 1.41
Diluted (in usd per share)	$ 3.47	$ 2.28	$ 1.37
Weighted average of outstanding shares (in thousands)
Basic (in shares)	41,929	40,940	38,515
Diluted (in shares)	42,855	42,076	39,717